SHARE CAPITAL	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Equity [Abstract]
SHARE CAPITAL

NOTE 8 – SHARE CAPITAL

Common Stock

On August 9, 2017, the Company has approved a 1 for 40 reverse split of its issued and outstanding common stock. The common stock accounts and all share related balances have been applied retroactively for all periods presented.

On September 11, 2017, the Company amended the Articles of Incorporation to increase the authorized capital to 25,000,000 shares of common stock.

During the six months ended December 31, 2017, the company entered into three share purchase agreements with three investors for 386,000 shares at $1 per share. The company has received a $386,000 and has recorded as stock subscription of $386,000.

On July 5, 2017, the Company repurchased and cancelled 85,475 shares of common stock of the company for $20,000.

There were 4,670,049 shares of common stock issued and outstanding as of December 31, 2017.

NOTE 6 – SHARE CAPITAL

Common Stock

The Company has 25,000,000 authorized common shares with $0.001 par value.

During the period from July 8, 2015 to June 30, 2016, the Company issued 1,243,000 common shares to settle notes payable and accrued interest of $248,600; as a result, the Company incurred loss on debt settlement $745,800 for the period ended June 30, 2016.

In March 2016, the Company entered into three share purchase agreements with three investors for 250,000 common shares at $0.80 per share for total proceeds of $200,000, of which $135,000 was received by the Company prior to June 30, 2016 and $65,000 was recorded as stock subscription receivable as of June 30, 2016. For the year ended June 30, 2017, the stock subscription receivable has been nullified based on a mutual agreement between the Company and the party revolved in the subscription.

On November 22, 2016, the Company issued 312,500 common shares at $0.80 per share, for total proceeds of $250,000. A total of $135,000 was received prior to June 30, 2016 and the shares were issued on November 22, 2016. The remaining $115,000 was received on November 22, 2016, and the 143,750 shares were issued on November 22, 2016.

There were 4,755,524 shares of common stock issued and outstanding as June 30, 2017.